CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2014
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments, accounts receivable and amounts due from related parties. As of December 31, 2014, substantially all of the Group’s cash and cash equivalents and short-term investments were deposited in financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, Hong Kong and the overseas, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses, which have generally been within its expectations.

Amounts due from related parties are typically unsecured, interest-free and repayable on demand. In evaluating the collectability of the amounts due from related parties balance, the Group considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.

Concentration of customers

Approximately 14% of total net revenues were derived from one customer, namely China Mobile Communications Corporation Jiangsu Ltd., for the years ended December 31, 2012. Approximately 10% and 10% of total net revenues were derived from two customers, namely China Mobile Communications Corporation Jiangsu Ltd., and Shenzhen Vichit Technology Co., Ltd., for the year ended December 31, 2013, respectively. Approximately 19% of total net revenues were derived from one customer, namely China Mobile Communications Corporation Guangdong Ltd. for the year ended December 31, 2014.

Approximately 58% and 10% of the Group’s prepayments were made to three third-party game developers in connection with the arrangements to obtain licenses to publish the third-party developed games on the Group’s game platform or third-party app stores as of December 31, 2013 and 2014, respectively. Any disruption in the publishing licenses with these third-party game developers may adversely affect the Group’s business, financial condition and results of operations.

Concentration of games

Approximately 46% and 47% of the Group’s total revenues were derived from the top five games for the years ended December 31, 2013 and 2014, respectively. Among the top 5 games, Joyful Da Ying Jia contributed approximately 30% and 27% of the Group’s total revenues for the years ended December 31, 2013 and 2014, respectively.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency convertibility risk

The Group transacts the majority of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation (depreciation) of the RMB against US$ was approximately (0.2%), 3% and (0.4%) for the years ended December 31, 2012, 2013 and 2014, respectively. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. Most of revenues and costs of the Company are denominated in RMB, while a portion of cash and cash equivalents are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position.

Other business risk

The PRC laws and regulations require that an entity obtain an Internet Publishing License and an Online Culture Operation License from the relevant PRC government authorities in order to operate in online mobile game business. One of the Company’s subsidiaries, Huiyou, has historically operated in the development of online mobile games without obtaining the required licenses from the relevant PRC government authorities. The developed online mobile games were licensed to Yingzheng, a VIE, which operated the online mobile games in its own name and paid commissions to Huiyou in return. The relevant PRC governmental authorities may deem the activities of Huiyou to be the operation of online games without obtaining the required licenses, which may subject the Group to penalties, and require the Group to make costly changes to its business model and materially disrupt its business. However, in the opinion of management, Huiyou’s current business model does not violate applicable PRC laws and regulations and the likelihood of penalties is remote.